                     SUPPLEMENT DATED DECEMBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective December 15, 2004, two new Subaccounts will be available under the Policy. The respective Subaccounts will invest in two new Portfolios, the Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class 1 Shares and the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class 1 Shares. Accordingly, the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                   Subaccount Investing In              Investment Objective                  Adviser
                   ------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Global Income      Seeks high current income, consistent Franklin Advisers, Inc.
VARIABLE INSURANCE Securities Fund -- Class 1   with preservation of capital. Capital
PRODUCTS TRUST     Shares                       appreciation is a secondary
                                                consideration.
                   ------------------------------------------------------------------------------------------
                   Templeton Foreign Securities Seeks long-term capital growth.       Templeton Investment
                   Fund - Class 1 Shares                                              Counsel, LLC
                   ------------------------------------------------------------------------------------------